COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated January 4, 2013 to the Fund's prospectus dated January 1, 2013
(Columbia Emerging Markets Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

[1]	Year-to-date return as of September 30, 2012: 14.21%

COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated January 4, 2013 to the Fund's prospectus dated January 1, 2013
(Columbia Emerging Markets Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

[1]	Year-to-date return as of September 30, 2012: 14.21%

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Emerging Markets Fund), Class Z shares)	0 Months Ended
Jan. 04, 2013
(Columbia Emerging Markets Fund) | Class Z shares
Bar Chart Table:
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	(18.90%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 4, 2013
Prospectus Date	rr_ProspectusDate	Jan 4, 2013
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated January 4, 2013 to the Fund's prospectus dated January 1, 2013
(Columbia Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Bar Chart - Supplement Text	columbia_SupplementTextBlock_01
Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
(Columbia Emerging Markets Fund) | Class Z shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(5.38%)
Annual Return 2003	rr_AnnualReturn2003	63.90%
Annual Return 2004	rr_AnnualReturn2004	30.02%
Annual Return 2005	rr_AnnualReturn2005	29.09%
Annual Return 2006	rr_AnnualReturn2006	33.79%
Annual Return 2007	rr_AnnualReturn2007	26.95%
Annual Return 2008	rr_AnnualReturn2008	(55.37%)
Annual Return 2009	rr_AnnualReturn2009	76.88%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	(18.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2012: 14.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.21%
[1]	Year-to-date return as of September 30, 2012: 14.21%